SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY
25.	SHAREHOLDERS’ EQUITY
25.1	Share capital

On December 31, 2022, Suzano’s share capital is R$9,269,281 divided into 1,361,263,584 common shares, all nominative, book-entry shares without par value. Expenses related to the public offering are R$33,735, totaling a net share capital of R$9,235,546. The breakdown of the share capital is as set out below:

	December 31,		December 31,
	2022		2022
	Quantity	(%)	Quantity	(%)

Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01	367,612,329	27.01
Controller	195,064,797	14.33	194,809,797	14.31
Managements and related persons	34,102,309	2.51	33,800,534	2.48
Alden Fundo de Investimento em Ações	26,154,744	1.91	26,154,744	1.92
	622,934,179	45.76	622,377,404	45.72
Treasury (Note 25.5)	51,911,569	3.81	12,042,004	0.88
Other shareholders	686,417,836	50.43	726,844,176	53.40
	1,361,263,584	100.00	1,361,263,584	100.00

By a resolution of the Board of Directors, the share capital may be increased, irrespective of any amendments to the Bylaws, up to the limit of 780,119,712 common shares, all exclusively book-entry shares.

For the year ended December 31, 2022, SUZB3 common shares ended the period quoted at R$48.24 (forty-eight Reais and twenty-four cents) (R$60.11 (sixty Brazilian Reais and eleven cents)) on December 31, 2021).

25.2	Dividends and reserve calculations

The Company’s bylaws establishes that the minimum annual dividend shall be the lower of:

(i)	25% of the adjusted net income for the year pursuant to Article 202 of Brazilian Law No.6,404/76; or
(ii)	10% of the Company’s consolidated operating cash generation for the year.

In the year ended December 31, 2022, based on the criteria defined in the bylaws, mandatory minimum dividends were determined in accordance with item (ii) above, as well as the reserves, as set forth below:

December, 31 2022
Accounting EBITDA	29,630,671
Non-recurring and/or non-cash items	(1,435,769)
Adjusted EBTIDA	28,194,902
Capex Maintenance (Sustain)	(5,631,234)
GCO = Adjusted EBTIDA - Capex Maintenance	22,563,668

Dividends (10%) - Art. 26, “c” of the Bylaws (iii)	2,256,367
Advance/interim dividends (i)	2,350,000
Additional dividends (ii)	(93,633)

(i)

On December 2, 2022, through a notice to shareholders, the distribution of interim dividends by the Company was approved, in the amount of R$2,350,000, at the rate of R$1.794780909 per share, considering the number of shares “ ex-treasury”, related to net income calculated in 2022. The payment of interim dividends was made on December 27, 2022, in Reais.

(ii)

The early payment of dividends related to 2022, in the amount of R$2,350,000, was imputed to the mandatory minimum dividends determined at the end of the year, in the amount of R$2,256,367, and includes the proposed additional dividend of R$93,633.

As disclosed in Note 1.2.2, on January 7, 2022 the Company approved the payment of interim dividends in the amount of R$1,000,000, paid on January 27, 2022, which were attributed to the mandatory minimum dividend for the year ended December 31, 2021.

As disclosed in Note 1.2.3, the Company approved on April 26, 2022, the payment of supplementary dividends in the amount of R$799,903, paid on May 13, 2022, which were allocated to retained earnings for previous years.

25.3	Reserves
25.3.1	Capital reserve

They consist of amounts received by the Company arising from transactions with shareholders that do not pass through the income statement and may be used to absorb losses when they exceed profit reserves and redemptions, reimbursements and purchases of shares.

25.3.2	Income reserves

Reserves are constituted by the allocation of the Company’s profits, after the allocation for the payment of the minimum mandatory dividends and after the allocation to the various profit reserves, as set forth below:

(i)	Legal: measured based on 5% (five percent) of the net profit of each fiscal year as specified in Article 193 of Brazilian Law No.6,404/76, which shall not exceed 20% (twenty percent) of the share capital, whereas in the year in which the balance of the legal reserve plus the capital reserve amounts exceeds 30% (thirty percent) of the share capital, the allocation of part of the profit will not be mandatory. The use of this reserve is restricted to loss compensation and capital increases, and aims to ensure the integrity of the share capital. For the year ended December 31, 2022, the balance of this reserve is R$1,404,099 (R$235,019 as at December 31, 2021).
(ii)	Capital increase: measured on the basis of up to 90% (ninety percent) of the remaining balance of the net income for the year, limited to 80% (eighty percent) of the share capital, pursuant to the Company’s bylaws, after the allocation to the legal reserve and minimum mandatory dividends. The constitution of this reserve aims to ensure the Company has adequate operating conditions. For the year ended December 31, 2022, the balance of this reserve is R$19,732,050 (R$2,513,663 as of December 31, 2021).
(iii)	Special statutory: measured on the basis of up to 10% (ten percent) of the remaining balance of net income for the year, and aims to ensure the continuity of the semiannual distribution of dividends, up to the limit of 20% (twenty percent) of the share capital. For the year ended December 31, 2022, the balance of this reserve is R$2,192,442 and (R$279,344 as at December 31, 2021).
(iv)	Tax incentives: it is measured as specified in Article 195-A of Brazilian Law No. 6,404/76, modified by Brazilian Law No. 11,638/07 and based on a proposal by the management bodies, it will allocate the portion of net income arising from donations or government grants for investment, which are excluded from the calculation basis of the mandatory dividend. Pursuant to Article 30 of Law No. 12,973/14 and Article 19 of Decree No. 1,598/77, the Company, based on the profit for the year, constituted its tax incentive reserve, including the incentives that: (i) were absorbed by a loss; (ii) would have been recognized in previous years, if profits had been recorded; and (iii) in the current year. For the year ended December 31, 2022, the balance of this reserve is R$879,278 (R$812,909 as of at December 31, 2021).

Due to the accumulated income reserves balance exceeds the limits established in the Company’s bylaws, the excess balance will be resolved at the next meeting.

25.4	Other reserves

These are changes that occur in shareholders’ equity arising from transactions and other events that do not originate with shareholders and are disclosed net of tax effects, as set forth below:

				Exchange
			Exchange	variation on
			variation	conversion of
			and fair	financial
	Debenture		value of	statements of
	conversion		financial	foreign	Deemed
	5th issue	Actuarial loss	assets	subsidiaries	cost	Total
Balances at December 31, 2020	(45,746)	(216,155)	6,511	207,130	2,178,204	2,129,944
Actuarial gain		78,964				78,964
Gain on conversion of financial assets and fair value			1,333			1,333
Gain on conversion of financial statements and on foreign investments				45,181		45,181
Partial realization of deemed cost, net of taxes					(140,515)	(140,515)
Balances at December 31, 2021	(45,746)	(137,191)	7,844	252,311	2,037,689	2,114,907
Actuarial loss		(7,608)				(7,608)
Loss on conversion of financial assets and fair value			(5,681)			(5,681)
Loss on conversion of financial statements and on foreign investments				(249,093)		(249,093)
Partial realization of deemed cost, net of taxes					(133,009)	(133,009)
Balances at December 31, 2022	(45,746)	(144,799)	2,163	3,218	1,904,680	1,719,516

25.5	Treasury shares

In the year ended December 31, 2022, the Company has 51,911,569 (12,042,004 as at December 31, 2021) of its own common shares held in treasury, with an average cost of R$40.84 (forty Brazilian Reais and eighty four cents) per share, with a historical value of R$2,120,324 (R$218,265 as at December 31, 2021) and the market corresponding to R$2,504,214 (R$723,845 as at December 31, 2021). This change is due to the May and July/2022 Repurchase Program. Additionally, on October 27, 2022, through material fact, the Company’s Board of Directors approved a new Repurchase Program of up to 20,000,000 of its own common shares (October/2022 Program), with a maximum term for carrying out the acquisition of up to 18 months.

On May 4, 2022, the Company’s Board of Directors approved the Repurchase Program (“May/2022 Program”) for up to 20,000,000 of its own common shares. The May/2022 Program ended on August 3, 2022, through which it repurchased all the shares provided for at the average cost of R$48.33 (forty-eight Brazilian Reais and thirty-three cents), with a market value corresponding to R$966,600.

On July 27, 2022, the Company’s Board of Directors approved a new Share Repurchase Program (“July/2022 Program”) of up to 20,000,000 of its own common shares, with a maximum term for carrying out the acquisitions up to January 27, 2024. The July/2022 Program ended on September 27, 2022, through which it repurchased all the shares provided for at the average cost of R$46.84 (forty-six Brazilian Reais and eighty-four cents), with a market value corresponding to R$936,800.

The repurchase programs totaled R$1,903,400 in market value, plus transaction costs of R$1,024, with a total disbursement of R$1,904,424.

On March 31, 2022, the Company granted 130,435 common shares at an average cost of R$39.10 (thirty-nine Brazilian Reais and ten cents) per share, with a historical value of R$5,100, in compliance with the 2018 Program of the restricted shares plan (Note 22.2).

		Average cost	Historical	Market
	Quantity	per share	value	value
Balances at December 31, 2020	12,042,004	18.13	218,265	704,939
Balances at December 31, 2021	12,042,004	18.13	218,265	723,845
Realization in the restricted shares plan	(130,435)	18.13	(2,365)	8,156
Repurchase	40,000,000	47.61	1,904,424	1,904,424
Balances at December 31, 2022	51,911,569	40.84	2,120,324	2,504,214

25.6	Distribution of results

				Reserve
	Limit on	Distribution of results		balances
	share	December 31,	December 31,	December 31,	December 31,
	capital%	2022	2021	2022	2021
Realization of deemed cost, net of taxes		(133,009)	(140,515)
Tax incentive reserve		66,871	812,909	879,278	812,909
Legal reserve	20%	1,169,080	235,019	1,404,099	235,019
Capital increase reserve	80%	17,937,885	2,513,663	19,732,050	2,513,663
Special statutory reserve		1,993,098	279,295	2,192,442	279,344
Capital reserve				18,425	15,455
Unclaimed dividends forfeited		(2,308)
Reserve for the distribution of dividends			86,889		86,889
Proposed additional dividend		93,633
Proposed minimum mandatory dividends		2,256,367	913,111
		23,381,617	4,700,371	24,226,294	3,943,279